Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

3 - ACCOUNTS RECEIVABLE

Accounts receivable at September 30, 2013 and December 31, 2012 was as follows:

	September 30,	December 31,
	2013	2012
Accounts receivable	$1,011,929	$1,246,814
Accounts receivable –Related party	117,632	-
Allowance for doubtful accounts	(117,632)	-
Total	$1,011,929	$1,246,814

We had $124,082 and $0 in bad debt expense on trade accounts receivable for nine months ended September 30, 2013 and 2012, respectively.

3 - ACCOUNTS RECEIVABLE

Accounts receivable at December 31, 2012 and 2011 was as follows:

	2012	2011
Accounts receivable	$1,246,814	$143,557
Allowance for doubtful accounts	-	-
Total	$1,246,814	$143,557

Bad debt expense on trade accounts receivable for 2012 and 2011 was $0, respectively. (See Note 9).